INCOME AND SOCIAL CONTRIBUTION TAXES - Summary (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
INCOME AND SOCIAL CONTRIBUTION TAXES
Base rate for income tax and social contribution taxes	15.00%
Additional income tax rate on taxable income in excess of threshold amount	10.00%
Threshold amount of income for additional tax rate	R$ 240
Additional social contribution tax rate on taxable income in excess of threshold amount	9.00%